Subsequent Events (Details) - $ / shares		12 Months Ended
	Sep. 22, 2025	Mar. 31, 2025	Oct. 01, 2025	Sep. 30, 2025	Sep. 18, 2025	Apr. 05, 2024	Mar. 31, 2024	Oct. 21, 2020
Subsequent Events [Line Items]
Description of reverse stock split		As a result of the 2025 Reverse Stock Split, each 34 shares of the common stock issued and outstanding prior to the split were combined into one share of the common stock issued and outstanding after the 2025 Reverse Stock Split
Common stock shares issued		8,575,686					8,575,686
Common stock shares outstanding		8,575,547					8,575,547
Preferred stock shares issued		6,545,386		6,013,500			545,386
Preferred stock shares outstanding		6,545,386		6,013,500			545,386
Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares issued	58,507
Description of conversion stock	common stock, at an adjusted conversion rate of 0.11 for 1
Purchase price of per share (in Dollars per share)			$ 0.001
Subsequent Event [Member] | Mr. Zheng [Member]
Subsequent Events [Line Items]
Ownership percentage of voting power			50.00%
Series C Preferred Stock [Member]
Subsequent Events [Line Items]
Common stock shares issued
Common stock shares outstanding
Converted shares	58,507							11
Preferred stock shares issued		531,886
Preferred stock shares outstanding		531,886
Series C Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock shares issued
Preferred stock shares outstanding
Series C Preferred Stock [Member] | Subsequent Event [Member] | Mr. Huihe Zheng [Member]
Subsequent Events [Line Items]
Converted shares	531,886
Maximum [Member]
Subsequent Events [Line Items]
Common stock shares issued		291,563,930		291,563,930		291,563,930
Common stock shares outstanding		291,563,930		291,563,930		291,563,930
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares issued					291,563,930
Common stock shares outstanding					291,559,200
Minimum [Member]
Subsequent Events [Line Items]
Common stock shares issued		29,156,393		29,156,393		29,156,393
Common stock shares outstanding		29,156,393		29,156,393		29,156,393
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares issued					8,575,686
Common stock shares outstanding					8,575,547